Fair Value - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out payments	$ 0	$ 10,900,000	$ 0	$ 10,900,000	$ 5,900,000	$ 6,100,000
Payment made to the prior owners					5,000,000
Real estate owned, net	79,079,000		79,079,000		73,573,000	64,959,000
Real estate fair value adjustments	200,000	300,000	600,000	300,000	800,000	2,700,000	5,400,000
Receivables Related to Non-Residual Trusts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) from changes in instrument-specific credit risk	(600,000)	800,000	(1,700,000)	3,800,000	2,900,000	(12,000,000)
Forward Loans in Non-Residual Trusts [Member] | Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of days for fair value option delinquency disclosure			90 days		90 days
Fair value of loans past due under fair value option	1,500,000		1,500,000		1,700,000	1,900,000
Unpaid principal balance of loans past due under fair value option	8,200,000		8,200,000		9,400,000	10,000,000
Fair value gains (losses) from changes in instrument-specific credit risk	500,000	900,000	1,100,000	(3,800,000)	(4,300,000)	17,800,000
Reverse Loans [Member] | Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) from changes in instrument-specific credit risk					(15,400,000)	(1,400,000)
Charged Off Loans [Member] | Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of days for fair value option delinquency disclosure			90 days
Loans and Residuals [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned, net	34,200,000		34,200,000		45,300,000	49,100,000
Reverse Mortgage [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned, net	43,800,000		43,800,000		27,000,000	13,900,000
Other Segments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate owned, net	$ 1,100,000		$ 1,100,000		$ 1,300,000	$ 2,000,000
Obligation to Repurchase Receivables Sold [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mandatory repurchase obligation delinquency threshold					90 days